Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued expenses	$ (14,013)	$ (6,927)
Deferred charter revenue	(25,341)	(12,575)
Other current liabilities	(57)	(9)
Provisions	(836)	(606)
Total other current liabilities	$ (40,247)	$ (20,117)